THE WEITZ FUNDS

ONE PACIFIC PLACE, SUITE 200

1125 SOUTH 103RD STREET

OMAHA, NEBRASKA 68124

(402) 391-1980

August 2, 2021

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549

Re:	The Weitz Funds
Registration Statement on Form N-1A

File Nos. 811-21410 and 333-107797

Ladies and Gentlemen:

On behalf of The Weitz Funds (the “Funds”) and in conjunction with the filing requirements of Rule 497(j) under the Securities Act of 1933, I hereby certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds do not differ from those contained in Post-Effective Amendment No. 49 which was filed on July 30, 2021.  The text of Post-Effective Amendment No. 49 was filed electronically.

Very truly yours,

/s/ John R. Detisch

John R. Detisch

Vice President